Borrowings and Debt Securities - Repayment Schedule of Borrowings and Debt Securities (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2021	Dec. 31, 2020
Repayment schedule of borrowings and debt securities [Line Items]
Borrowings	₩ 6,662,747	₩ 5,133,802
Debt Securities	74,038,770	64,753,535
Less than 1 year
Repayment schedule of borrowings and debt securities [Line Items]
Borrowings	4,384,266	2,114,904
Debt Securities	9,652,986	8,565,301
1~5 Years
Repayment schedule of borrowings and debt securities [Line Items]
Borrowings	1,013,500	1,564,252
Debt Securities	34,156,038	28,746,117
Over 5 Years
Repayment schedule of borrowings and debt securities [Line Items]
Borrowings	1,264,981	1,454,646
Debt Securities	₩ 30,229,746	₩ 27,442,117